SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Selling and marketing expenses and Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling and marketing expenses
Advertising expenses	¥ 30,221	¥ 62,749	¥ 125,692
Government grants
Government grants	¥ 2,166	¥ 3,282	¥ 1,993
Value added taxes
Minimum percentage value added tax	0.00%
Maximum percentage value added tax	17.00%